Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 96.1%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	312,152	$2,734,450
PGIM Global Real Estate Fund (Class R6)	149,305	2,754,678
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	121,040	1,483,950
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	353,707	2,451,192
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	149,777	1,559,174
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	482,443	6,310,360
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	605,778	10,316,405
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	179,251	1,675,993
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	409,286	6,393,048
PGIM TIPS Fund (Class R6)	632,829	5,537,255
PGIM Total Return Bond Fund (Class R6)	478,278	5,753,690

Total Long-Term Investments (cost $43,726,433)		46,970,195

Short-Term Investment 3.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,899,332)	1,899,332	1,899,332

TOTAL INVESTMENTS 100.0% (cost $45,625,765)(wd)		48,869,527
Liabilities in excess of other assets (0.0)%		(15,571)

Net Assets 100.0%		$48,853,956

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds